Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Net sales	$ 2,051.9	$ 1,947.1	$ 2,088.8	$ 2,178.9	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 8,266.7	$ 8,232.4	$ 7,170.6
Gross profit	395.4	387.6	422.1	441.1	429.1	411.2	421.6	466.0	1,646.2	1,727.9	1,592.1
Income before taxes	170.0	175.1	182.4	141.1	210.9	192.6	185.0	239.8
Net income attributable to controlling interests	$ 138.7	$ 117.5	$ 126.4	$ 100.5	$ 158.5	$ 138.4	$ 145.0	$ 181.5	$ 483.1	$ 623.4	$ 590.6
Earnings per share - basic	$ 1.45	$ 1.23	$ 1.35	$ 1.12	$ 1.78	$ 1.55	$ 1.62	$ 2.04	$ 5.17	$ 6.99	$ 6.77
Earnings per share - diluted	$ 1.45	$ 1.23	$ 1.33	$ 1.07	$ 1.70	$ 1.48	$ 1.54	$ 1.93	$ 5.08	$ 6.65	$ 6.39
Dividends paid	$ 0.50	$ 0.47	$ 0.47	$ 0.45	$ 0.45	$ 0.45	$ 0.43	$ 0.40	$ 1.89	$ 1.73	$ 0.65